GEOGRAPHICAL SEGMENTS (Schedule of Long-Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long-lived assets	$ 446	$ 538
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	446	526
North America (mainly the United States) [Member]
Segment Reporting Information [Line Items]
Long-lived assets		$ 12